Primary Sources Considered when Determining Fair Value of Equity Securities (Detail) (Equity securities, USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	$ 398	$ 419	$ 261
Broker quotes	3	3	6
Internal models	89	96	92
Fair value	490	518	359
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	395	417	259
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	395	417	259
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	3	2	2
Broker quotes	0	0	0
Internal models	0	0	0
Fair value	3	2	2
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pricing services	0	0	0
Broker quotes	3	3	6
Internal models	89	96	92
Fair value	$ 92	$ 99	$ 98